Annual Total Returns- Vanguard Pacific Stock Index Fund (ETF) [BarChart] - ETF - Vanguard Pacific Stock Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.89%)	15.60%	17.55%	(4.58%)	2.43%	5.31%	28.60%	(13.85%)	17.61%	16.58%